FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Carrying Value and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Total
Disclosure of financial liabilities [line items]
Carrying amount	$ 10,547	$ 9,701
Fair Value	10,647	9,781
Short-term debt
Disclosure of financial liabilities [line items]
Carrying amount	1,016	980
Fair Value	1,023	988
Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Carrying amount	8,957	8,165
Fair Value	9,038	8,242
Floating interest rate | Total
Disclosure of financial liabilities [line items]
Carrying amount	1,590	1,536
Fair Value	1,609	1,539
Level 1 | Total
Disclosure of financial liabilities [line items]
Fair Value	8,008	6,969
Level 1 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 1 | Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	8,008	6,969
Level 1 | Floating interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 2 | Total
Disclosure of financial liabilities [line items]
Fair Value	2,639	2,812
Level 2 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	1,023	988
Level 2 | Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	1,030	1,273
Level 2 | Floating interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	1,609	1,539
Level 3 | Total
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Short-term debt
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Fixed interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	0	0
Level 3 | Floating interest rate | Total
Disclosure of financial liabilities [line items]
Fair Value	$ 0	$ 0